(Impairment), reversal of impairment and gain (losses) on disposal of non-current assets	12 Months Ended
Dec. 31, 2024
Impairment Reversal Of Impairment And Gain Losses On Disposal Of Non-current Assets
(Impairment), reversal of impairment and gain (losses) on disposal of non-current assets

20. (Impairment), reversal of impairment and gain (losses) on disposal of non-current assets

The Company tested for impairment the cash-generating units (“CGU”) for which a triggering event was identified and also for the goodwill. The recoverable amount of each CGU under the Company’s impairment test was assessed using the fair value less costs of disposal model (“FVLCD”), through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy, taking into consideration offers and purchase agreements, when applicable.

The cash flows were projected in real terms and discounted using a post-tax discount rate expressed in real terms, representing an estimate of the rate a market participant would apply, considering the time value of money and the specific risk of the asset. The Company used the weighted average cost of capital (“WACC”) of the mining segment as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGU operate.

Climate change

As described in note 4, the potential financial impacts of climate change and the transition to a low-carbon economy were considered in the assessment of the Company’s critical accounting estimates, including indicators of impairment, such as: (i) Decreases in the demand for the Company’s commodities, due to policy, regulatory (including carbon pricing mechanisms), legal, technological, market or societal responses to climate change; (ii) physical impacts related to risks resulting from increased frequency or severity of extreme weather events, and those related to chronic risks resulting from longer-term changes in climate patterns; and (iii) investments related to decarbonization.

a) Impairment test on assets related to nickel operations

In the year ended December 31, 2024, the Company identified impairment triggers related to its nickel operations in Thompson and Newfoundland and Labrador, both located in Canada. For both impairment tests, the main assumptions are detailed below:

2024
Measurement of recoverable value	FVLCD
Discount rate	5.0%-6.0%
Period of cash flow projections	2035-2049
Range of nickel forecasted prices	US$/t 16,662 – 21,000

Nickel Operation in Thompson, Canada

Nickel concentrate is shipped from Thompson to be processed into finished and sealable material at another Vale Canada asset, and then sold and delivered to customers. Therefore, the assets associated with the Thompson operation are part of the CGU that processes the nickel concentrate from Thompson. In January 2025 (subsequent event), the Company has launched a strategic review to explore and evaluate a range of alternatives, including the potential sale, for its mining and exploration assets related with the nickel operation in Thompson.

Vale reviewed the business plan for this operation according to the new strategy and measured the recoverable amount, which resulted in an impairment loss of US$1,405 recognized in the income statement for the year ended December “reversal (impairment) and gains (losses) on disposal of non-current assets, net”. The carrying amount of this CGU after the impairment loss is US$4,196 as of December 31, 2024.

Nickel Operation in Newfoundland and Labrador, Canada

Since 2015, the Company has been developing the Voisey’s Bay mine expansion project in the Vale Newfoundland and Labrador operation, a subsidiary of the Company that is considered a CGU. This project represented a significant shift from open-pit-only to two underground mining operations at Voisey's Bay site.

In December 2024, the expansion project was concluded, which was the beginning of its ramp-up phase. The Company identified operational challenges related to the production and processing ore extracted from the underground mines, resulting in the revision of production costs and sustaining investments for this CGU.

Due to the increase in operating and investment costs associated solely with this CGU, Vale considered it as a triggering event for impairment testing. The test resulted in an impairment loss of US$540 recognized in the income statement as “reversal (impairment) and gains (losses) on disposal of non-current assets, net”. The carrying amount of this CGU after the impairment loss is US$2,405 as of December 31, 2024.

b) Impairment testing for the goodwill and other intangibles

Goodwill allocated to nickel operations

	2024	2023
Carrying amount	1,655	1,789
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	5.0%-6.0%	5.6% - 5.9%
Period of cash flow projections	2035-2049	2034-2048
Range of nickel forecasted prices	US$/t 16,662 – 21,000	US$/t 18,000 – 23,000
Sensitivity of key assumptions	A 19.2% reduction in the long-term prices of all commodities or a 5.7% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.	A 14.2% reduction in the long-term prices of all commodities or a 4.3% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.

Goodwill allocated to iron ore and pellet operations

	2024	2023
Carrying amount	1,152	1,473
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.2%	7.0%
Period of cash flow projections	2054	2053
Range of iron ore forecasted prices	US$/t 78 – 95	US$/t 75 - 98
Sensitivity of key assumptions	A 25% reduction in the long-term prices of all commodities or a 57% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.	A 34% reduction in the long-term prices of all commodities or a 61% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.

Other intangibles - Research and development project (note 18)

	2024	2023
Carrying amount	445	568
Impairment testing results	The recoverable amount of the CGU is higher than the carrying amount, and therefore, there is no impairment to be recognised.	The recoverable amount of the CGU is higher than the carrying amount, and therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.2%	7.0%
Useful life	16 years of useful life	16 years of useful life
Range of iron ore forecast prices	US$/t 78– 95	US$/t 80 - 98
Sensitivity of key assumptions	A 12.3% reduction in the prices of all commodities or a 54.8% reduction in processing and beneficiating iron ore volumes would, alone, result in an estimated recoverable amount equal to the carrying value of this CGU.	A 7,5% reduction in the prices of all commodities or a 67% reduction in processing and beneficiating iron ore volumes would, alone, result in an estimated recoverable amount equal to the carrying value of this CGU.

c) Gains (losses) recorded on the purchase and sale of non-current assets

In the past few years, the Company has invested and divested on assets, as detailed in note 17 to these financial statements. These transactions resulted in material impacts on Vale's results, which were recorded under "Impairment reversal (impairment and disposals) of non-current assets, net", as summarized below:

•	Purchase of equity interest in Anglo American Minério de Ferro Brasil S.A. (note 17a) – In December 2024, the Company concluded the purchase of 15% interest in Anglo American Minério de Ferro Brasil S.A., the company that currently owns the Minas-Rio complex, in Brazil. As part of the consideration transferred for the equity interest acquired, Vale contributed with Serra da Serpentina iron ore resources in the amount of US$750 and recognized a gain of US$626 in the income statement for the year ended December 31, 2024 as “reversal (impairment) and gains (losses) on disposal of non-current assets, net” due to the difference between the fair value and the carrying amount of the iron ore resources of Serra da Serpentina. This gain was recognized to the extent of the other investor’s interest in the investee.

•	Divestment on Vale Oman Distribution Center (note 17b) – In September 2024, the Company concluded the sale of 50% equity interest in Vale Oman Distribution Center for US$600 million, reducing Vale’s stake from 100% to 50% and changing its status from a subsidiary to a joint venture. As a result of the transaction, the Company recognized a gain of US$1,222 in the income statement for the year ended December 31, 2024 as “Other operating expenses, net”. This gain is due to (i) the result of the sale of the equity interest in the amount of US$555, (ii) the result of the remeasurement to fair value of the remaining interest in the amount of US$555, and (iii) the reclassification to income statement of the cumulative translation adjustments in the amount of US$112.

•	Divestment on PT Vale Indonesia Tbk (note 17d) – In June 2024, the Company reduced its interests in PTVI in approximately 10.5%, changing its status from a subsidiary to an associate. As result, the Company recognized a gain of US$1,059 in the income statement for the year ended December 31, 2024, as " reversal (impairment) and gains (losses) on disposal of non-current assets, net". This gain is due to the reclassification of cumulative translation adjustments of US$1,063 and the gain on remeasurement of the interest retained at fair value of the US$657, net of the loss on the reduction in PTVI stake in the amount of US$661.

•	Midwestern system (note 17i) – As a result of the agreement for the sale of these assets to J&F, the Company recorded a gain in the amount of US$1,121 in the income statement for the year ended December 31, 2022 due to the reversal of the impairment of property, plant and equipment, of which US$214 relates to the property, plant and equipment, and US$916 is due to the onerous contract, partially offset by losses of US$9 due to working capital adjustments at the closing of the transaction.

•	Manganese (note 17k) –The Company has entered into agreements to sell its manganese assets, resulting in an impairment loss of US$10 recorded in the income statement for the year ended December 31, 2022.

Accounting policy

Impairment of non-financial assets - Non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. The VIU model is determined as the present value of the estimated future cash flows expected to arise from the asset's continued use in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different from those used in calculating fair value, and consequently, the VIU calculation is likely to give a different result to an FVLCD calculation.

Assets with an indefinite useful life and are not subject to amortization are tested annually for impairment.

To assess impairment, assets are grouped at the lowest levels for which there are separately identifiable CGU. Goodwill is allocated to CGU or CGU groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non-current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Critical accounting estimates and judgments

Significant judgements, estimates and assumptions are required to determine whether an impairment trigger occurred and prepare the Company’s cash flows. Management uses the budgets approved as a starting point, and key assumptions are, but are not limited to: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects as supported by past performance; (iii) sale prices consistent with projections available in reports published by industry considering the market price when appropriate; (iv) the useful life of each cash-generating unit (ratio between production and mineral reserves); and (v) discount rates that reflect specific risks relating to the relevant assets in each cash-generating unit.

These assumptions are susceptible to risks and uncertainties and may change the Company’s projection and therefore, may affect the recoverable value of assets.